Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Container leaseback financing receivable, 2021	$ 47,819
Container leaseback financing receivable, 2022	47,819
Container leaseback financing receivable, 2023	47,819
Container leaseback financing receivable, 2024	43,723
Container leaseback financing receivable, 2025 and thereafter	318,293
Container leaseback financing receivable, Total future minimum lease payments receivable	505,473	$ 377,917
Net investment in finance leases, 2021	126,661
Net investment in finance leases, 2022	109,333
Net investment in finance leases, 2023	103,757
Net investment in finance leases, 2024	97,527
Net investment in finance leases, 2025 and thereafter	778,808
Net investment in finance leases, Total future minimum lease payments receivable	1,216,086	$ 385,589
Future minimum lease payments receivable, 2021	174,480
Future minimum lease payments receivable, 2022	157,152
Future minimum lease payments receivable, 2023	151,576
Future minimum lease payments receivable, 2024	141,250
Future minimum lease payments receivable, 2025 and thereafter	1,097,101
Total future minimum lease payments receivable	$ 1,721,559